COMMITMENTS (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) item $ / shares	Dec. 31, 2020 USD ($)
COMMITMENTS
Maximum number of demands for registration of securities | item	3
Period after closing of initial business combination to file resale shelf registration statement	30 days
Deferred fee per unit | $ / shares	$ 0.35
Deferred underwriting fees | $	$ 18,112,500	$ 18,112,500